Filed pursuant to Rule 497(e)
File Nos. 033-73792 and 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

Rainier Large Cap Equity Fund
Rainier Mid Cap Equity Fund
Rainier Small/Mid Cap Equity Fund
Rainier International Discovery Fund

Supplement to the Prospectus and Statement of Additional Information ("SAI")
(Original Shares, Institutional Shares and Class A Shares),
dated July 31, 2015, as supplemented

For the Shareholders of Each Fund:

On April 30, 2016, Manning & Napier Inc. (NYSE: MN) completed the previously announced acquisition of a majority interest in Rainier Investment Management, LLC (“Rainier”), the investment adviser to the Rainier Investment Management Mutual Funds.

On that date, a new management agreement between Rainier and the Funds took effect, which was approved by shareholders at a Special Meeting of Shareholders held in March.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THEIR PROSPECTUS AND SAI FOR FUTURE REFERENCE

May 4, 2016

Filed pursuant to Rule 497(e)
File Nos. 033-73792 and 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

Rainier Large Cap Equity Fund
Rainier Mid Cap Equity Fund
Rainier Small/Mid Cap Equity Fund
Rainier International Discovery Fund

Supplement to the Summary Prospectuses (Original Shares, Institutional Shares and
Class A Shares), dated July 31, 2015, as supplemented

THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED JANUARY 25, 2016

For the Shareholders of Each Fund:

On April 30, 2016, Manning & Napier Inc. (NYSE: MN) completed the previously announced acquisition of a majority interest in Rainier Investment Management, LLC (“Rainier”), the investment adviser to the Rainier Investment Management Mutual Funds.

On that date, a new management agreement between Rainier and the Funds took effect, which was approved by shareholders at a Special Meeting of Shareholders held in March.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THEIR SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

May 4, 2016